LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2016
Increase (Decrease) In Finance Lease Liabilities [Abstract]
Beginning balance at January 1	$ 15,946	$ 13,862
Additions	0	24,531
Payments	(9,456)	(22,468)
Accrued interest	451	559
Foreign exchange gain (loss)	813	(538)
Ending balance at December 31	7,754	15,946
Current finance lease liabilities			$ 6,146	$ 8,696
Non-current finance lease liabilities			1,608	7,250
Finance lease liabilities	15,946	13,862	$ 7,754	$ 15,946
Purchase of equipment from sale leaseback	224,089	$ 190,885
Lake Shore Gold finance lease
Increase (Decrease) In Finance Lease Liabilities [Abstract]
Additions	16,589
Lake Shore Gold finance lease | Bottom of range
Increase (Decrease) In Finance Lease Liabilities [Abstract]
Finance lease interest rate					0.90%
Lake Shore Gold finance lease | Top of range
Increase (Decrease) In Finance Lease Liabilities [Abstract]
Finance lease interest rate					6.90%
Other finance lease
Increase (Decrease) In Finance Lease Liabilities [Abstract]
Additions	7,942
La Ramada sale-leaseback
Increase (Decrease) In Finance Lease Liabilities [Abstract]
Payments	$ (10,420)